Shareholders’ equity (Details Narrative)		1 Months Ended			6 Months Ended
	Jan. 06, 2021 CNY (¥) shares	Jun. 24, 2021 $ / shares shares	Jun. 24, 2021 $ / shares shares	Mar. 26, 2021 shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Apr. 01, 2024 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Oct. 24, 2023 shares	Nov. 10, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized							500,000,000	500,000,000			500,000,000
Common stock, par value | $ / shares							$ 0.001			$ 0.001
Reverse stock split					On January 30, 2024, the Company announced a Reverse Stock Split plan (the “Reverse Stock Split”). The plan became effective on February 2, 2024. Pursuant to the plan, every ten (10) shares of the Company’s ordinary share issued, par value of US$0.0001, was combined into one (1) share of ordinary share, par value $0.001, and the authorized share capital of the Company was reduced from US$50,000 divided into 500,000,000 shares of a nominal or par value of US$0.0001 each to US$50,000 divided into 50,000,000 shares of a nominal or par value of US$0.001 each. Following the Share Consolidation, the authorized share capital of the Company was increased from US$50,000 divided into 50,000,000 shares of a nominal or par value of US$0.001 each to US$500,000 divided into 500,000,000 shares of a nominal or par value of US$0.001 each (the “Share Capital Increase”), by the creation of an additional 450,000,000 shares of a nominal or par value of US$0.001 each to rank pari passu in all respects with the existing shares in the capital of the Company. As of now, this increase has taken effect and the new share capital structure is in operation. The following information was adjusted for the Reverse Stock Split.
Aggregate shares							4,455,446	4,455,446
Shares issued							110,254,155	110,254,155
Shares outstanding							110,254,155	110,254,155
Statutory reserve							$ 360,424	¥ 2,552,776			¥ 3,052,776
Mengyun P R C Entities [Member]
Class of Stock [Line Items]
Statutory reserve | ¥								¥ 40,855,776
Retained earnings for their statutory reserves | ¥					¥ 500,000	¥ 0
Employee Stock Incentive Plan 2023 [Member]
Class of Stock [Line Items]
Shares issued							104,276,951	104,276,951	36,000			860,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares							$ 0.001			$ 0.001
Shares issued							5,081,204	5,081,204			5,941,204
IPO [Member]
Class of Stock [Line Items]
Number of units sold		5,750,000	5,750,000
Share price | $ / shares		$ 10.00	$ 10.00
Private Placement [Member]
Class of Stock [Line Items]
Number of units sold			270,500
Sponsor [Member]
Class of Stock [Line Items]
Number of shares issued	1,150,000	270,500		287,500
Value of shares issued | ¥	¥ 25,000
Sponsor [Member] | Private Placement [Member]
Class of Stock [Line Items]
Number of units sold		270,500
Share price | $ / shares		$ 10	$ 10
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized													500,000,000
Common stock, par value | $ / shares													$ 0.0001